Foxo Life Insurance Company (Details) - Schedule of Deferred Annuity Contracts from the Date of the Acquisition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Annuity Contracts From The Date Of The Acquisition Abstract
Beginning / acquired balance	$ 4,717	$ 4,816
Balance at end of period	4,327	4,717
Deposits received	7	3
Interest credited	139	87
Withdrawals	$ (536)	$ (189)